Other payables (Details 3) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	$ 15,702	$ 15,265
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments		11,435
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	6,980	3,114
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	4,798	716
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	$ 3,924